Marketable Securities - Summary Of Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Amortized Cost	$ 84,925	$ 55,624
Gross Unrealized Gains	103	27
Gross Unrealized Losses	(35)	(80)
Fair Value	84,993	55,571
U.S. Treasury Securities
Marketable Securities [Line Items]
Amortized Cost	26,985
Gross Unrealized Gains	19
Fair Value	27,004
Corporate Debt Securities
Marketable Securities [Line Items]
Amortized Cost	57,940	55,624
Gross Unrealized Gains	84	27
Gross Unrealized Losses	(35)	(80)
Fair Value	$ 57,989	$ 55,571